MONEY MARKET FUNDS | HSBC U.S. Government Money Market Fund
HSBC U.S. Government Money Market Fund

HSBC FUNDS
HSBC U.S. Government Money Market Fund

Supplement dated June 25, 2014
to the Prospectus dated February 28, 2014 (the “Prospectus”)

This supplement contains information which amends certain information contained in the Prospectus.

The Expense Example on page 10 of the Prospectus relating to Class C Shares of the HSBC U.S. Government Money Market Fund is deleted and replaced with the following:

Expense Example (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
MONEY MARKET FUNDS HSBC U.S. Government Money Market Fund Class C Shares	230	406	702	1,157

For the share classes listed below, you would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
MONEY MARKET FUNDS HSBC U.S. Government Money Market Fund Class C Shares	130	406	702	1,157

INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE